Condensed Consolidated Statement of Changes in Equity - USD ($) $ in Thousands	Share Capital	Share Premium	Other reserves	Foreign currency translation	Share option reserve	Retained earnings	Total
Balance at beginning of period at Sep. 30, 2023	$ 16	$ 137,021	$ 166,804	$ 1,790	$ 38,555	$ (277,533)	$ 66,653
Loss for the period						(47,672)	(47,672)
Other comprehensive income				(2,848)			(2,848)
Total comprehensive (loss)/profit for the year attributable to equity holders				(2,848)		(47,672)	(50,520)
Issue of ordinary shares	1						1
Transactions with owners in their capacity as owners:
Share option charge					(803)		(803)
Balance at end of period at Mar. 31, 2024	17	137,021	166,804	(1,058)	37,752	(325,205)	15,331
Balance at beginning of period at Sep. 30, 2024	29	150,084	166,804	(9,441)	36,456	(332,114)	11,818
Loss for the period						(17,166)	(17,166)
Other comprehensive income				4,522			4,522
Total comprehensive (loss)/profit for the year attributable to equity holders				4,522		(17,166)	(12,644)
Issue of ordinary shares	5	18,150					18,155
Transactions with owners in their capacity as owners:
Share option charge					(1,351)		(1,351)
Balance at end of period at Mar. 31, 2025	$ 34	$ 168,234	$ 166,804	$ (4,919)	$ 35,105	$ (349,280)	$ 15,978